SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table sets forth the carrying amounts of the assets and liabilities of the VIE, Victory Apparel, which was included in the Company’s consolidated balance sheets:

	September 30, 2017	March 31, 2017
Current assets	$2,097	$2,096
Intercompany receivables*	311,880	321,317
Total assets	313,977	323,413

Third party current liabilities	-	(6,815)
Total liabilities	-	(6,815)
Net assets	$313,977	$316,598

* Receivables from Jerash Garments are eliminated upon consolidation.

The following table sets forth the carrying amounts of the assets and liabilities of the VIE, Victory Apparel, which was included in the Company’s consolidated balance sheets:

	March 31, 2017	March 31, 2016
Current assets	$2,096	$2,135
Intercompany receivables*	321,317	471,662
Non-current assets	-	205,850
Total assets	323,413	679,647

Third party current liabilities	(6,815)	(8,270)
Due to related party – Ford Glory Holdings Limited	-	(309,275)
Total liabilities	(6,815)	(317,545)
Net assets	$316,598	$362,102

* Receivables from Jerash Garments are eliminated upon consolidation.

Schedule of Depreciation and Amortization Expense Related to Property, Plant and Equipment [Table Text Block]
The estimated useful lives of depreciation and amortization of the principal classes of assets are as follows:

Useful life
Land	Infinite
Property and buildings	15 years
Equipment and machinery	3-5 years
Office and electronic equipment	3-5 years
Automobiles	5 years
Leasehold improvements	Lesser of useful life and lease term

The estimated useful lives of depreciation and amortization of the principal classes of assets are as follows:

Useful life
Land	Infinite
Property and buildings	15 years
Equipment and machinery	3-5 years
Office and electronic equipment	3-5 years
Automobiles	5 years
Leasehold improvements	Lesser of useful life and lease term

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2017	March 31, 2017	September 30, 2016
Period-end spot rate	US$1=JOD 0.7086	US$1=JOD 0.7090	US$1=JOD 0.7088
	US$1=HKD 0.1280	US$1=HKD 0.1287	Not Applicable
Average rate	US$1=JOD 0.7094	US$1=JOD 0.7086	US$1=JOD 0.7086
	US$1=HKD 0.1282	US$1=HKD 0.1289	Not Applicable

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2017		March 31, 2016
Year-end spot rate	US$	1=JOD 0.7090	US$	1=JOD 0.7072
	US$	1=HKD 0.1287	US$	1=HKD 0.1289
Average rate	US$	1=JOD 0.7086	US$	1=JOD 0.7088
	US$	1=HKD 0.1289	US$	1=HKD 0.1290